Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					5 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	May 30, 2014 Subsequent Event segment
Summary Of Significant Accounting Policies [Line Items]
Percentage of interest in joint ventures				20.00%	50.00%
Number of operating segments						2
Deferred costs associated with yearly planed major maintenance, amortization period	12 months
Definite-lived intangible assets useful life				5 years	40 years
Foreign exchange transaction gains (losses)	$ 10.6	$ 4.9	$ 3.6
Maximum remaining expiration period for foreign currency forward contracts	1 year
Notional amount	$ 321.4	$ 274.0